Average Annual Total Returns - FidelityMunicipalBondIndexFund-PRO - FidelityMunicipalBondIndexFund-PRO - Fidelity Municipal Bond Index Fund	Aug. 29, 2022
Fidelity Municipal Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.27%
Since Inception	2.22%
Fidelity Municipal Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.27%
Since Inception	2.22%
Fidelity Municipal Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.33%
Since Inception	2.06%
LB015
Average Annual Return:
Past 1 year	1.52%
Since Inception	3.51%	[1]

[1]	A From July 11, 2019